Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 11,264,842	$ (30,756,144)	$ (67,325)	$ 4,408,361
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation expense	26,333,249
Change in fair value of convertible promissory notes	(48,468,678)	28,142,865
Unrealized gain on investments held in Trust Account			(2,734,426)	(4,948,194)
Non-cash interest expense			256,031
Impairment of amount due from related party			250,000
Change in fair value of warrants	31,973		21,750	(413,250)
Change in operating assets and liabilities:
Prepaid expenses and other assets			142,669	446,609
Due from related party			(267,000)
Due to affiliate			90,000	120,000
Accounts payable and accrued expenses			931,950	171,079
Net cash used in operating activities			(1,376,351)	(215,395)
Cash flows from investing activities:
Extension amount deposited into Trust Account			(67,500)
Cash withdrawn from Trust Account in connection with redemption			342,984,430
Net cash used in investing activities			342,916,930
Cash flows from financing activities:
Proceeds from note payable			1,323,500
Redemption of ordinary shares			(342,984,430)
Net cash provided by financing activities			(341,660,930)
Net increase in cash			(120,351)	(215,395)
Cash – beginning of period	8,835	129,186	129,186	344,581
Cash – end of period			8,835	129,186
Supplementary disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to redemption amount			2,801,927	4,964,000
Sale of Class B shares to Investor			3,955,111
Sale of warrants			20,000
Reverse Recapitalization [Member]
Cash flows from operating activities:
Net income (loss)	11,264,842	(30,756,144)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	40,552	39,735
Stock-based compensation expense	26,333,249
Non-cash interest expense	159,305	289,135
Merger transaction costs	7,099,353
Change in fair value of convertible promissory notes	(48,468,678)	28,142,865
Loss on Series A Preferred Stock issuance	799,990
Change in fair value of warrants	31,973
Amortization of right-of-use asset	57,751	51,473
Change in operating assets and liabilities:
Prepaid expenses and other assets	(250,119)	70,552
Other assets	(68,446)	21,344
Accounts payable	1,697,346	497,483
Accrued expenses and other liabilities	(800,742)	(480,404)
Operating lease liabilities	(60,201)	(53,174)
Net cash used in operating activities	(2,163,825)	(2,177,135)
Cash flows from investing activities:
Purchases of property and equipment		(133,000)
Net cash used in investing activities		(133,000)
Cash flows from financing activities:
Cash acquired in connection with the reverse recapitalization	229,328
Proceeds from issuance of Series A Preferred Stock	2,000,000
Nonrefundable prepaid proceeds towards anticipated Series A-1 Preferred Stock Issuance	200,000
Proceeds from issuance of convertible promissory notes		2,500,000
Net cash provided by financing activities	2,429,328	2,500,000
Net increase in cash	265,503	189,865
Cash – beginning of period	1,052,397	5,484,265	5,484,265
Cash – end of period	1,317,900	5,674,130	$ 1,052,397	$ 5,484,265
Supplementary disclosure of noncash investing and financing activities:
Conversion of convertible promissory notes into common stock in connection with Merger	46,622,627
Issuance of common stock for net liabilities upon reverse recapitalization, net of transaction costs	$ (3,113,309)